Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventories [Abstract]
Products			¥ 241,686		¥ 332,736
Packing materials and others			1,292		1,611
Inventories	$ 51,614		242,978		¥ 334,347
Write-downs	$ 3,261	¥ 21,125	¥ 12,497	¥ 11,992